Segment Information (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment	When evaluating the Company’s performance and making key decisions regarding resource allocation the CODM reviews several key metrics, which include the following:
	For the Three Months Ended June 30,		For the Six Months Ended June 30	For the Period From January 13, 2025 (Inception) Through June 30
	2026	2025	2026	2025
General and administrative expenses	$398,044	$37,000	$726,995	$46,052
Interest earned on investments held in Trust Account	$515,625	$-	$1,024,750	$-
When evaluating the Company’s performance and making key decisions regarding resource allocation the CODM reviews several key metrics, which include the following:
For the Period from January 13, 2025 (inception) through December 31, 2025

Interest earned on investments held in Trust Account	$284,455
General and administrative expenses	$304,193